Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Basic and Diluted Loss per Share

Basic and diluted net loss per share attributable to equity holders of the Company was calculated as follows:

	Year ended December 31,
	2018	2017 Restated*	2016 Restated*
	(euros in thousands, except per share data)
Numerator:
Net loss attributable to equity holders of the Company	(24,235)	(64,685)	(47,429)
Denominator:
Weighted average shares outstanding—basic and diluted	22,286,720	19,196,440	13,236,649
Loss per share—basic and diluted	(1.09)	(3.37)	(3.58)

*	See Note 4 for details regarding the restatement as a result of a change in accounting policy